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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (check one only): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRM Fund Management Cayman Limited
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Wood
Title: Director and Principal
Phone: +377 97 97 79 33

Signature, Place and Date of Signing:


      /s/ Jonathan Wood                      Monaco               8/14/2009
-------------------------------------   ------------------   -------------------
         [Signature]                       [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          9
Form 13F Information Table Value Total:    140,670
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       Name
---   --------------------   -------------
1          28-13258          Jonathan Wood

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                           FORM 13F INFORMATION TABLE

      COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7  COLUMN 8
--------------------  -----------  -----------  --------  ---------------------  ----------  --------  ---------
                                                  VALUE    SHRS OR   SH/  PUT/   INVESTMENT   OTHER      VOTING
ISSUER NAME           CLASS TITLE     CUSIP     (x$1000)   PRN AMT   PRN  CALL   DISCRETION  MANAGERS  AUTHORITY
--------------------  -----------  -----------  --------  ---------  ---  -----  ----------  --------  ---------
MBIA INC                  COM       55262C100    17,667   4,080,100   SH           DEFINED       1     4,080,100
FREEPORT-MCMORAN
   COPPER & GO            COM       35671D857    14,657     292,500   SH           DEFINED       1       292,500
CHENIERE ENERGY INC     COM NEW     16411R208     8,513   2,895,632   SH           DEFINED       1     2,895,632
CHENIERE ENERGY
   PARTNERS LP         COM UNIT     16411Q101       742     100,708   SH           DEFINED       1       100,708
ASSURED GUARANTY LTD      COM       G0585R106    24,370   1,968,500   SH           DEFINED       1     1,968,500
OCH ZIFF CAP MGMT
   GROUP                 CL A       67551U105     4,418     495,900   SH           DEFINED       1       495,900
BANK OF AMERICA
   CORPORATION            COM       060505104    25,199   1,909,000   SH           DEFINED       1     1,909,000
JPMORGAN CHASE & CO       COM       46625H100    18,829     552,000   SH           DEFINED       1       552,000
VIRGIN MEDIA INC          COM       92769L101    26,275   2,810,200   SH           DEFINED       1     2,810,200